First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 56.1%
	Collateralized Mortgage Obligations – 32.3%
	Banc of America Mortgage Trust
$27,308	Series 2002-L, Class 1A1 (a)	3.20%	12/25/32	$22,954
	Citigroup Mortgage Loan Trust
41,669	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (b)	6.08%	09/25/35	41,920
5,630	Series 2009-10, Class 1A1 (a) (c)	6.52%	09/25/33	5,625
	COLT Mortgage Loan Trust
500,000	Series 2021-HX1, Class B3A (a) (c)	4.14%	10/25/66	372,494
	Connecticut Avenue Securities Trust
1,000,000	Series 2024-R02, Class 1B2, 30 Day Average SOFR + 3.70% (b) (c)	8.05%	02/25/44	1,032,880
	Countrywide Home Loan Mortgage Pass-Through Trust
150,135	Series 2006-HYB5, Class 3A1A (a)	5.40%	09/20/36	133,716
	Credit Suisse Mortgage Trust
723,065	Series 2017-FHA1, Class A1 (c)	3.25%	04/25/47	660,697
	Fidelis Mortgage Trust
1,000,000	Series 2025-RTL1, Class B (c)	8.95%	02/27/40	1,027,235
	Galton Funding Mortgage Trust
286,632	Series 2018-2, Class B2 (c)	4.58%	10/01/58	275,258
	GSR Mortgage Loan Trust
1,294	Series 2003-10, Class 1A12 (a)	5.88%	10/25/33	1,240
74,872	Series 2005-AR1, Class 4A1 (a)	3.80%	01/25/35	66,288
	JP Morgan Mortgage Trust
18,060	Series 2006-A2, Class 5A3 (a)	7.05%	11/25/33	17,877
81,617	Series 2015-IVR2, Class A5 (a) (c)	5.89%	01/25/45	81,491
	LHOME Mortgage Trust
1,000,000	Series 2023-RTL2, Class M, steps up to 11.00% on 1/25/2026 (c) (d)	9.00%	06/25/28	992,206
1,000,000	Series 2024-RTL1, Class M, steps up to 13.45% on 8/25/2026 (c) (d)	11.95%	01/25/29	1,012,641
800,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (c) (d)	11.58%	03/25/29	809,263
	MASTR Alternative Loan Trust
3,538,393	Series 2006-2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.35% (b)	4.82%	03/25/36	323,091
	Onslow Bay Mortgage Loan Trust
529,148	Series 2021-NQM4, Class A1 (c)	1.96%	10/25/61	446,535
	PRET Trust
500,000	Series 2024-RPL1, Class M2 (a) (c)	4.01%	10/25/63	378,229
	PRKCM Trust
1,000,000	Series 2021-AFC1, Class B2 (c)	3.95%	08/25/56	701,431
	PRPM
1,000,000	Series 2025-3, Class A2, steps up to 12.07% on 5/01/2028 (c) (d)	9.07%	05/01/30	1,001,528
	PRPM LLC
1,000,000	Series 2025-6, Class M1 (c) (e)	10.56%	08/01/30	987,477
1,250,000	Series 2025-RPL4, Class M1A, steps up to 4.00% on 5/01/2029 (c) (d)	3.00%	05/01/55	1,074,947
	PRPM Trust
725,000	Series 2024-NQM1, Class M1 (a) (c)	6.71%	12/25/68	731,067
	Redwood Funding Trust
701,196	Series 2025-2, Class A (c)	7.11%	10/25/55	709,650
	Residential Accredit Loans, Inc.
64,115	Series 2006-QO1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.54% (b)	5.01%	02/25/46	32,807
573,713	Series 2006-QS6, Class 1AV, IO (a)	0.76%	06/25/36	14,935

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Residential Asset Securitization Trust
$15,863	Series 2004-A3, Class A7	5.25%	06/25/34	$15,614
	Roc Mortgage Trust
1,000,000	Series 2021-RTL1, Class M (c)	6.68%	08/25/26	991,459
	Starwood Mortgage Residential Trust
755,602	Series 2022-3, Class A1 (c)	4.16%	03/25/67	739,003
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
577	Series 2001-SB1, Class A2	3.38%	08/25/31	575
	Verus Securitization Trust
533,000	Series 2021-5, Class B2 (c)	3.94%	09/25/66	390,070
425,000	Series 2021-R2, Class B2 (c)	4.26%	02/25/64	322,643
717,240	Series 2022-1, Class A1, steps up to 3.72% on 1/1/2026 (c) (d)	2.72%	01/25/67	667,655
1,000,000	Series 2025-INV1, Class B2 (c)	6.95%	02/25/70	1,001,563
	Washington Mutual Alternative Mortgage Pass-Through Certificates
8,895	Series 2007-5, Class A11, (1 Mo. CME Term SOFR + CSA) x -6 + 39.48% (f)	12.68%	06/25/37	9,693
	WinWater Mortgage Loan Trust
170,626	Series 2015-3, Class B1 (a) (c)	3.83%	03/20/45	159,042
				17,252,799
	Commercial Mortgage-Backed Securities – 23.8%
	BANK
20,346,842	Series 2017-BNK7, Class XA, IO (a)	0.67%	09/15/60	227,095
11,561,256	Series 2019-BN19, Class XA, IO (a)	0.93%	08/15/61	359,131
8,868,534	Series 2019-BN23, Class XA, IO (a)	0.68%	12/15/52	219,173
5,183,992	Series 2020-BN26, Class XA, IO (a)	1.19%	03/15/63	212,072
	BBCMS Mortgage Trust
864,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (b) (c)	5.26%	03/15/37	822,392
	Benchmark Mortgage Trust
20,425,374	Series 2018-B5, Class XA, IO (a)	0.45%	07/15/51	226,003
	BWAY Trust
600,000	Series 2025-1535, Class B (a) (c)	7.46%	05/05/42	622,164
	BX Commercial Mortgage Trust
675,000	Series 2019-IMC, Class F, 1 Mo. CME Term SOFR + CSA + 2.90% (b) (c)	7.29%	04/15/34	655,603
	BX Trust
650,000	Series 2021-ARIA, Class E, 1 Mo. CME Term SOFR + CSA + 2.25% (b) (c)	6.70%	10/15/36	649,640
	Cali 2024
850,000	Series 2024-Sun, Class D, 1 Mo. CME Term SOFR + 3.63% (b) (c)	7.96%	07/15/41	855,135
	CCRE Commercial Mortgage Securities L.P.
7,582,957	CFCRE Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2017-C8, Class XA, IO (a)	1.47%	06/15/50	139,672
	CD Commercial Mortgage Trust
8,350,806	Series 2018-CD7, Class XA, IO (a)	0.63%	08/15/51	139,549
	Citigroup Commercial Mortgage Trust
7,758,888	Series 2016-GC37, Class XA, IO (a)	1.64%	04/10/49	18,580
5,676,217	Series 2016-P4, Class XA, IO (a)	1.89%	07/10/49	50,560
	COMM Mortgage Trust
3,829,000	Series 2015-CCRE26, Class XD, IO (a) (c)	1.28%	10/10/48	38

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Credit Suisse Mortgage Trust
$1,000,000	Series 2022-CNTR, Class A, 1 Mo. CME Term SOFR + 3.94% (b) (g)	8.29%	01/09/25	$665,282
	CSAIL Commercial Mortgage Trust
250,000	Series 2015-C3, Class B (a)	3.99%	08/15/48	234,486
5,803,068	Series 2020-C19, Class XA, IO (a)	1.09%	03/15/53	216,716
	FIVE Mortgage Trust
25,771,296	Series 2023-V1, Class XA, IO (h)	0.67%	02/10/56	382,137
	Great Wolf Trust
1,000,000	Series 2024-WOLF, Class E, 1 Mo. CME Term SOFR + 3.64% (b) (c)	7.98%	03/15/39	1,007,667
	JP Morgan Chase Commercial Mortgage Securities Trust
19,571,078	Series 2016-JP4, Class XA, IO (a)	0.57%	12/15/49	93,043
242,272	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (b) (c)	5.60%	06/15/35	207,181
	Life Mortgage Trust
280,000	Series 2021-BMR, Class D, 1 Mo. CME Term SOFR + CSA + 1.40% (b) (c)	5.86%	03/15/38	278,354
	LSTAR Commercial Mortgage Trust
22,666,743	Series 2017-5, Class X, IO (a) (c)	0.85%	03/10/50	200,433
	MCR Mortgage Trust
885,000	Series 2024-TWA, Class F (c)	10.38%	06/12/39	902,646
	Morgan Stanley Bank of America Merrill Lynch Trust
403,184	Series 2016-C31, Class XA, IO (a)	1.26%	11/15/49	3,604
	Morgan Stanley Capital I Trust
2,180,000	Series 2016-UBS9, Class XD, IO (a) (c)	1.57%	03/15/49	47,034
265,000	Series 2018-MP, Class A (a) (c)	4.28%	07/11/40	249,560
1,320,000	Series 2019-L2, Class C (a)	4.97%	03/15/52	1,140,062
	MSWF Commercial Mortgage Trust
7,572,750	Series 2023-1, Class XA, IO (a)	0.86%	05/01/56	390,674
	NYO Commercial Mortgage Trust
380,000	Series 2021-1290, Class D, 1 Mo. CME Term SOFR + CSA + 2.55% (b) (c)	7.00%	11/15/38	371,505
	SFO Commercial Mortgage Trust
1,102,700	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (b) (c)	5.61%	05/15/38	1,098,500
				12,685,691
	Total Mortgage-Backed Securities			29,938,490
	(Cost $31,400,335)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 32.4%
	Collateralized Mortgage Obligations – 19.3%
	Federal Home Loan Mortgage Corp.
71,307	Series 2439, Class XI, IO, if 30 Day Average SOFR is less than 7.39%, then 6.50%, otherwise 0.00% (f)	6.50%	03/15/32	8,137
416,240	Series 2975, Class SJ, IO, (30 Day Average SOFR + CSA) x -1 + 6.65% (f)	2.20%	05/15/35	34,103
10,998	Series 3451, Class SB, IO, (30 Day Average SOFR + CSA) x -1 + 6.03% (f)	1.58%	05/15/38	878
159,382	Series 3471, Class SD, IO, (30 Day Average SOFR + CSA) x -1 + 6.08% (f)	1.63%	12/15/36	14,030
3,433	Series 4021, Class IP, IO	3.00%	03/15/27	53
59,550	Series 4057, Class YI, IO	3.00%	06/15/27	1,066
114,273	Series 4082, Class PI, IO	3.00%	06/15/27	1,974

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corp. (Continued)
$137,842	Series 4206, Class IA, IO	3.00%	03/15/33	$7,716
933,835	Series 4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (b)	4.91%	03/25/50	900,905
972,797	Series 4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (b)	4.86%	07/25/50	936,351
892,455	Series 5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (b)	4.86%	08/25/50	853,618
2,008,956	Series 5179, Class GZ	2.00%	01/25/52	1,098,025
926,887	Series 5350, Class PO, PO	(i)	11/25/53	757,276
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,000,000	Series 2020-HQA2, Class B2, 30 Day Average SOFR + CSA + 7.60% (b) (c)	12.06%	03/25/50	1,200,470
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
43,138	Series T-56, Class APO, PO	(i)	05/25/43	41,809
	Federal Home Loan Mortgage Corp., STRIPS
2,510	Series 177, Class IO, IO	7.00%	07/01/26	47
	Federal National Mortgage Association
501	Series 1996-46, Class ZA	7.50%	11/25/26	501
8,826	Series 2002-80, Class IO, IO	6.00%	09/25/32	328
29,892	Series 2003-15, Class MS, IO, (30 Day Average SOFR + CSA) x -1 + 8.00% (f)	3.54%	03/25/33	3,492
35,568	Series 2003-44, Class IU, IO	7.00%	06/25/33	4,325
35,449	Series 2005-6, Class SE, IO, (30 Day Average SOFR + CSA) x -1 + 6.70% (f)	2.24%	02/25/35	2,766
21,558	Series 2007-100, Class SM, IO, (30 Day Average SOFR + CSA) x -1 + 6.45% (f)	1.99%	10/25/37	1,931
115,423	Series 2007-37, Class SB, IO, (30 Day Average SOFR + CSA) x -1 + 6.75% (f)	2.29%	05/25/37	13,558
294,177	Series 2008-17, Class BE	5.50%	10/25/37	290,911
510,874	Series 2010-103, Class ID, IO	5.00%	09/25/40	74,433
27,686	Series 2010-99, Class SG, (30 Day Average SOFR + CSA) x -5 + 25.00% (f)	2.86%	09/25/40	29,882
27,657	Series 2011-81, Class PI, IO	3.50%	08/25/26	122
1,080,831	Series 2012-125, Class MI, IO	3.50%	11/25/42	144,369
16,897	Series 2013-132, Class SW, (30 Day Average SOFR + CSA) x -2.67 + 10.67%, 0.00% Floor (f)	0.00%	01/25/44	12,421
1,062,164	Series 2013-32, Class IG, IO	3.50%	04/25/33	75,780
1,066,669	Series 2015-20, Class ES, IO, (30 Day Average SOFR + CSA) x -1 + 6.15% (f)	1.69%	04/25/45	127,155
168,142	Series 2016-74, Class LI, IO	3.50%	09/25/46	39,393
1,932,409	Series 2017-109, Class SJ, IO, (30 Day Average SOFR + CSA) x -1 + 6.20% (f)	1.74%	01/25/48	219,016
258,071	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (b)	4.86%	07/25/50	250,109
989,717	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (b)	5.17%	10/25/52	955,436
1,038,683	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (b)	5.50%	11/25/54	1,032,755
	Federal National Mortgage Association, STRIPS
7,726	Series 305, Class 12, IO (h)	6.50%	12/25/29	447
20,665	Series 355, Class 18, IO	7.50%	11/25/33	2,233
358,282	Series 406, Class 6, IO (h)	4.00%	01/25/41	55,702
	Government National Mortgage Association
78,436	Series 2005-33, Class AY	5.50%	04/16/35	78,453
105,889	Series 2007-68, Class PI, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.65% (f)	2.18%	11/20/37	1,965

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$100,000	Series 2008-2, Class HB	5.50%	01/16/38	$100,985
88,237	Series 2008-73, Class SK, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.74% (f)	2.27%	08/20/38	3,914
149,967	Series 2013-104, Class YS, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.15% (f)	1.70%	07/16/43	12,295
3,043,670	Series 2015-158, Class KS, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.25% (f)	1.78%	11/20/45	415,677
78,312	Series 2016-139, Class MZ	1.50%	07/20/45	48,110
170,287	Series 2017-4, Class CZ	3.00%	01/20/47	136,480
143,385	Series 2017-H18, Class DZ (h)	4.62%	09/20/67	133,329
8,291,706	Series 2020-13, Class BT, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.20%, Capped at 0.50% (f)	0.50%	11/20/45	182,874
				10,307,605
	Commercial Mortgage-Backed Securities – 11.3%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
14,500,000	Series K071, Class X3, IO (a)	2.01%	11/25/45	613,760
12,589,940	Series K100, Class X3, IO (a)	1.87%	11/25/47	814,072
4,000,000	Series K110, Class X3, IO (a)	3.37%	06/25/48	540,869
4,326,216	Series K118, Class X3, IO (a)	2.69%	10/25/48	492,048
1,900,000	Series K122, Class X3, IO (a)	2.63%	01/25/49	217,391
3,343,856	Series K128, Class X3, IO (a)	2.78%	04/25/31	427,132
1,831,144	Series K739, Class X3, IO (a)	2.80%	11/25/48	89,809
2,454,000	Series K755, Class X3, IO (a)	5.64%	02/25/31	630,887
1,663,400	Series K757, Class X3, IO (a)	5.55%	10/25/61	450,341
4,571,896	Series KG06, Class X3, IO (a)	2.74%	10/25/31	604,509
	Federal National Mortgage Association, ACES
15,150,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	297,596
	Freddie Mac Multiclass Certificates
5,599,824	Series 2021-P011, Class X1, IO (a)	1.76%	09/25/45	604,105
	Government National Mortgage Association
4,892,658	Series 2024-32, Class IO, IO (a)	0.70%	06/16/63	239,815
				6,022,334
	Pass-Through Securities – 1.8%
	Fannie Mae or Freddie Mac
500,000	Pool TBA (j)	4.00%	09/01/55	461,005
500,000	Pool TBA (j)	4.00%	10/01/55	460,907
				921,912
	Total U.S. Government Agency Mortgage-Backed Securities			17,251,851
	(Cost $19,275,401)
ASSET-BACKED SECURITIES – 9.0%
	Adams Outdoor Advertising LP
1,000,000	Series 2023-1, Class B (c)	8.81%	07/15/53	1,034,667
	CoreVest American Finance Trust
202,955	Series 2021-1, Class A (c)	1.57%	04/15/53	198,008
7,033,367	Series 2021-3, Class XA, IO (a) (c)	2.38%	10/15/54	163,958
	Exeter Automobile Receivables Trust
750,000	Series 2024-1A, Class E (c)	7.89%	08/15/31	786,370
	Gracie Point International Funding LLC
692,000	Series 2024-1A, Class D, 90 Day Average SOFR + 7.15% (b) (c)	11.57%	03/01/28	692,838

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Island Finance Trust
$500,000	Series 2025-1A, Class B (c)	7.95%	03/19/35	$511,564
500,000	Series 2025-1A, Class C (c)	10.00%	03/19/35	504,117
	Mid-State Capital Corp. Trust
43,575	Series 2005-1, Class A	5.75%	01/15/40	43,510
	PAGAYA AI Debt Grantor Trust
299,975	Series 2024-10, Class E (c)	10.41%	06/15/32	308,940
	PAGAYA AI Debt Trust
535,728	Series 2024-3, Class D (c)	9.00%	10/15/31	540,742
	Total Asset-Backed Securities			4,784,714
	(Cost $4,592,720)

Shares	Description	Value
MONEY MARKET FUNDS – 2.7%
1,452,244	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (k)	1,452,244
	(Cost $1,452,244)

	Total Investments – 100.2%			53,427,299
(Cost $56,720,700)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT – (1.8)%
Pass-Through Securities – (1.8)%
Fannie Mae or Freddie Mac
$(1,000,000)	Pool TBA (j)	4.50%	08/01/55	(948,728)
	Total Investments Sold Short – (1.8)%			(948,728)
(Proceeds $954,941)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 0.0%
	Put Options Purchased – 0.0%
4	US Treasury Bond Futures Put	$45,675	$95.00	08/22/25	4
5	US Treasury Bond Futures Put	56,906	95.00	11/21/25	625
	Total Purchased Options				629
	(Cost $1,836)

Net Other Assets and Liabilities – 1.6%	849,296
Net Assets – 100.0%	$53,328,496

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Note Futures	Long	53	Sep 2025	$5,886,313	$31,859
CME Ultra Long Term U.S. Treasury Bond Futures	Long	13	Sep 2025	1,525,063	26,011
Ultra 10 Year US Treasury Note Futures	Long	72	Sep 2025	8,141,625	62,536
US Treasury 2 Year Note Futures	Long	17	Sep 2025	3,518,734	(2,726)
US Treasury 5 Year Note Futures	Long	24	Sep 2025	2,596,125	2,469
US Treasury Bond Futures	Long	20	Sep 2025	2,283,750	44,860
				$23,951,610	$165,009

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	Floating or variable rate security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $30,481,615 or 57.2% of net assets.

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at July 31, 2025.
(e)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2025, securities noted as such are valued at $987,477 or 1.9% of net assets.

(f)	Inverse floating rate security.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(see Restricted Securities table).

(h)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(i)	Zero coupon security.
(j)	All or portion of this security is part of a mortgage dollar roll agreement.
(k)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ACES	– Alternative Credit Enhancement Securities
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:
ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$29,938,490	$—	$29,938,490	$—
U.S. Government Agency Mortgage-Backed Securities	17,251,851	—	17,251,851	—
Asset-Backed Securities	4,784,714	—	4,784,714	—
Money Market Funds	1,452,244	1,452,244	—	—
Total Investments	53,427,299	1,452,244	51,975,055	—
Purchased Options	629	629	—	—
Futures Contracts	167,735	167,735	—	—
Total	$53,595,663	$1,620,608	$51,975,055	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage- Backed Securities Sold Short	$(948,728)	$—	$(948,728)	$—
Futures Contracts	(2,726)	(2,726)	—	—
Total	$(951,454)	$(2,726)	$(948,728)	$—
Restricted Securities
As of July 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Credit Suisse Mortgage Trust, 8.27%, 01/09/25	03/10/22	$1,000,000	$66.53	$1,000,000	$665,282	1.25%